Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Minimum Future Charter Revenue

Period/ Year	Amount
July 1 to December 31, 2022	$158,403
2023	238,966
2024	189,768
2025	127,547
2026	109,792
2027 to 2028	134,440
Minimum charter revenues	$958,916